Financial instruments and financial risk factors - Schedule of Maturity of Financial Liabilities (Details) - USD ($)	Oct. 31, 2021	Oct. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Carrying amount	$ 231,427,138	$ 10,718,667
Contractual cash flows	197,661,151	12,028,401
Year 1
Disclosure of detailed information about financial instruments [line items]
Contractual cash flows	23,225,275	7,125,055
Year 2
Disclosure of detailed information about financial instruments [line items]
Contractual cash flows	4,725,601	1,607,872
Year 3
Disclosure of detailed information about financial instruments [line items]
Contractual cash flows	3,792,844	568,434
Year 4
Disclosure of detailed information about financial instruments [line items]
Contractual cash flows	3,381,807	584,269
Year 5
Disclosure of detailed information about financial instruments [line items]
Contractual cash flows	146,056,099	532,460
Thereafter
Disclosure of detailed information about financial instruments [line items]
Contractual cash flows	16,479,525	1,610,311
Accounts Payable And Accrued Liabilities
Disclosure of detailed information about financial instruments [line items]
Carrying amount	18,701,116	4,364,370
Contractual cash flows	18,701,116	4,364,372
Accounts Payable And Accrued Liabilities | Year 1
Disclosure of detailed information about financial instruments [line items]
Contractual cash flows	18,701,116	4,364,372
Accounts Payable And Accrued Liabilities | Year 2
Disclosure of detailed information about financial instruments [line items]
Contractual cash flows	0	0
Accounts Payable And Accrued Liabilities | Year 3
Disclosure of detailed information about financial instruments [line items]
Contractual cash flows	0	0
Accounts Payable And Accrued Liabilities | Year 4
Disclosure of detailed information about financial instruments [line items]
Contractual cash flows	0	0
Accounts Payable And Accrued Liabilities | Year 5
Disclosure of detailed information about financial instruments [line items]
Contractual cash flows	0	0
Accounts Payable And Accrued Liabilities | Thereafter
Disclosure of detailed information about financial instruments [line items]
Contractual cash flows	0	0
Restricted share units
Disclosure of detailed information about financial instruments [line items]
Carrying amount		171,849
Contractual cash flows		171,849
Restricted share units | Year 1
Disclosure of detailed information about financial instruments [line items]
Contractual cash flows		171,849
Restricted share units | Year 2
Disclosure of detailed information about financial instruments [line items]
Contractual cash flows		0
Restricted share units | Year 3
Disclosure of detailed information about financial instruments [line items]
Contractual cash flows		0
Restricted share units | Year 4
Disclosure of detailed information about financial instruments [line items]
Contractual cash flows		0
Restricted share units | Year 5
Disclosure of detailed information about financial instruments [line items]
Contractual cash flows		0
Restricted share units | Thereafter
Disclosure of detailed information about financial instruments [line items]
Contractual cash flows		0
Lease liabilities
Disclosure of detailed information about financial instruments [line items]
Carrying amount	29,364,869	3,613,170
Contractual cash flows	35,934,570	4,529,662
Lease liabilities | Year 1
Disclosure of detailed information about financial instruments [line items]
Contractual cash flows	4,517,775	805,946
Lease liabilities | Year 2
Disclosure of detailed information about financial instruments [line items]
Contractual cash flows	4,634,401	680,943
Lease liabilities | Year 3
Disclosure of detailed information about financial instruments [line items]
Contractual cash flows	3,785,984	568,434
Lease liabilities | Year 4
Disclosure of detailed information about financial instruments [line items]
Contractual cash flows	3,374,696	584,269
Lease liabilities | Year 5
Disclosure of detailed information about financial instruments [line items]
Contractual cash flows	3,311,808	479,833
Lease liabilities | Thereafter
Disclosure of detailed information about financial instruments [line items]
Contractual cash flows	16,309,906	1,410,237
Loan payable
Disclosure of detailed information about financial instruments [line items]
Carrying amount	39,748	2,247,878
Contractual cash flows	41,338	2,628,652
Loan payable | Year 1
Disclosure of detailed information about financial instruments [line items]
Contractual cash flows	6,384	1,782,888
Loan payable | Year 2
Disclosure of detailed information about financial instruments [line items]
Contractual cash flows	6,618	845,763
Loan payable | Year 3
Disclosure of detailed information about financial instruments [line items]
Contractual cash flows	6,860	0
Loan payable | Year 4
Disclosure of detailed information about financial instruments [line items]
Contractual cash flows	7,111	0
Loan payable | Year 5
Disclosure of detailed information about financial instruments [line items]
Contractual cash flows	7,371	0
Loan payable | Thereafter
Disclosure of detailed information about financial instruments [line items]
Contractual cash flows	6,994	0
Conversion feature of convertible debt
Disclosure of detailed information about financial instruments [line items]
Carrying amount	100,877,838
Contractual cash flows	142,682,078
Conversion feature of convertible debt | Year 1
Disclosure of detailed information about financial instruments [line items]
Contractual cash flows	0
Conversion feature of convertible debt | Year 2
Disclosure of detailed information about financial instruments [line items]
Contractual cash flows	0
Conversion feature of convertible debt | Year 3
Disclosure of detailed information about financial instruments [line items]
Contractual cash flows	0
Conversion feature of convertible debt | Year 4
Disclosure of detailed information about financial instruments [line items]
Contractual cash flows	0
Conversion feature of convertible debt | Year 5
Disclosure of detailed information about financial instruments [line items]
Contractual cash flows	142,682,078
Conversion feature of convertible debt | Thereafter
Disclosure of detailed information about financial instruments [line items]
Contractual cash flows	0
Warrants
Disclosure of detailed information about financial instruments [line items]
Carrying amount	82,109,334
Contractual cash flows	0
Warrants | Year 1
Disclosure of detailed information about financial instruments [line items]
Contractual cash flows	0
Warrants | Year 2
Disclosure of detailed information about financial instruments [line items]
Contractual cash flows	0
Warrants | Year 3
Disclosure of detailed information about financial instruments [line items]
Contractual cash flows	0
Warrants | Year 4
Disclosure of detailed information about financial instruments [line items]
Contractual cash flows	0
Warrants | Year 5
Disclosure of detailed information about financial instruments [line items]
Contractual cash flows	0
Warrants | Thereafter
Disclosure of detailed information about financial instruments [line items]
Contractual cash flows	0
Restoration provisions
Disclosure of detailed information about financial instruments [line items]
Carrying amount	334,233	321,400
Contractual cash flows	302,049	333,866
Restoration provisions | Year 1
Disclosure of detailed information about financial instruments [line items]
Contractual cash flows	0	0
Restoration provisions | Year 2
Disclosure of detailed information about financial instruments [line items]
Contractual cash flows	84,582	81,166
Restoration provisions | Year 3
Disclosure of detailed information about financial instruments [line items]
Contractual cash flows	0	0
Restoration provisions | Year 4
Disclosure of detailed information about financial instruments [line items]
Contractual cash flows	0	0
Restoration provisions | Year 5
Disclosure of detailed information about financial instruments [line items]
Contractual cash flows	54,842	52,627
Restoration provisions | Thereafter
Disclosure of detailed information about financial instruments [line items]
Contractual cash flows	$ 162,625	$ 200,074